Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 19, 2024 USD ($) shares $ / shares Rate	Mar. 01, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Certain Equity Awards

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our practices related to the grant of stock options close in time to the release of material non-public information. As described above, it is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our annual equity award grants, our board of directors or compensation committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards approved during the first quarter and granted on the first business day of March of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events, and are typically made on the first business day of the month following the employees start date, unless a different date is approved by our compensation committee.

The grant of annual stock option awards for 2024 to Dr. McArthur and Mr. Donnelly was made consistent with the timing of prior year’s annual grants, the first business day of March, but occurred within four business days before we filed the 2024

Annual Report on March 6, 2024. The new hire stock option award for Dr. Streck was made on his start date of August 19, 2024, consistent with other new hire awards to executive officers, but occurred within four business days before we filed a Current Report on Form 8-K under Item 8.01 on August 20, 2024 reporting our announcement that we had hired Dr. Streck.
Award Timing Method	Although we do not have a formal policy with respect to the timing of our annual equity award grants, our board of directors or compensation committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards approved during the first quarter and granted on the first business day of March of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events, and are typically made on the first business day of the month following the employees start date, unless a different date is approved by our compensation committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As described above, it is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	true
James McArthur, Ph.D.
Awards Close in Time to MNPI Disclosures
Name			James McArthur, Ph.D.
Underlying Securities | shares			300,000
Exercise Price | $ / shares			$ 16.62
Fair Value as of Grant Date | $			$ 11.93
Underlying Security Market Price Change | Rate			(14.70%)
Noel Donnelly, M.B.A.
Awards Close in Time to MNPI Disclosures
Name			Noel Donnelly, M.B.A.
Underlying Securities | shares			144,000
Exercise Price | $ / shares			$ 16.62
Fair Value as of Grant Date | $			$ 11.93
Underlying Security Market Price Change | Rate			(14.70%)
Paul Streck, M.D., M.B.A.
Awards Close in Time to MNPI Disclosures
Name		Paul Streck, M.D., M.B.A.
Underlying Securities | shares		242,816
Exercise Price | $ / shares		$ 9.83
Fair Value as of Grant Date | $		$ 7.16
Underlying Security Market Price Change | Rate		0.20%